Related Parties Balance and Transactions - Schedule of Advertising Service Provided from a Related Party (Details) - Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Advertising Service Provided from a Related Party [Line Items]
Advertising service provided from a related party, Nature	Advertising service	Advertising service
Advertising service provided from a related party, Total	¥ 546,060	$ 78,086